Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	May 31, 2024	Nov. 30, 2023	May 31, 2023	Nov. 30, 2022	May 31, 2022	Nov. 30, 2021	May 31, 2021	Nov. 30, 2020	Oct. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Apr. 07, 2017	Jan. 27, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 20, 2015	Nov. 30, 2014
American Funds® Developing World Growth and Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Developing World Growth and Income Fund — Class A (with sales charge)
Account Value	$ 10,908		$ 10,023		$ 9,475		$ 12,181		$ 11,475		$ 10,222	$ 9,107	$ 10,036			$ 8,086	$ 7,669		$ 9,427
American Funds® Developing World Growth and Income Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Developing World Growth and Income Fund — Class C (with sales charge)
Account Value	$ 10,872		9,990		9,444		12,246		11,623		10,426	9,367	10,397			8,450	8,082		10,000
American Funds® Developing World Growth and Income Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Developing World Growth and Income Fund — Class T (with sales charge)
Account Value	$ 12,059		11,064		10,418		13,369		12,565		11,162	9,920	10,908	$ 9,754
American Funds® Developing World Growth and Income Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Developing World Growth and Income Fund — Class F-1
Account Value	$ 11,612		10,665		10,076		12,947		12,194		10,859	9,674	10,653			8,588	8,148		10,000
American Funds® Developing World Growth and Income Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Developing World Growth and Income Fund — Class F-2
Account Value	$ 11,932		10,928		10,294		13,188		12,388		10,999	9,773	10,739			8,637	8,163		10,000
American Funds® Developing World Growth and Income Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Developing World Growth and Income Fund — Class F-3
Account Value	$ 13,177		12,054		11,343		14,529		13,634		12,082	10,732	11,772		$ 10,000
American Funds® Developing World Growth and Income Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Developing World Growth and Income Fund — Class 529-A (with sales charge)
Account Value	$ 11,153		10,249		9,689		12,470		11,751		10,460	9,332	10,277			8,293	7,865		9,653
American Funds® Developing World Growth and Income Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Developing World Growth and Income Fund — Class 529-C (with sales charge)
Account Value	$ 11,089		10,190		9,633		12,398		11,683		10,400	9,345	10,380			8,436	8,071		10,000
American Funds® Developing World Growth and Income Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Developing World Growth and Income Fund — Class 529-E
Account Value	$ 11,343		10,451		9,895		12,749		12,030		10,723	9,580	10,573			8,548	8,119		10,000
American Funds® Developing World Growth and Income Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Developing World Growth and Income Fund — Class 529-T (with sales charge)
Account Value	$ 12,013		11,027		10,390		13,340		12,542		11,148	9,912	10,906	9,754
American Funds® Developing World Growth and Income Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Developing World Growth and Income Fund — Class 529-F-1
Account Value	$ 11,803		10,828		10,198		13,091		12,305		10,937	9,727	10,700			8,613	8,153		10,000
American Funds® Developing World Growth and Income Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Developing World Growth and Income Fund — Class 529-F-2
Account Value	$ 10,752	$ 10,463	9,858	$ 9,489	9,277	$ 9,365	11,896	$ 12,791		$ 10,000
American Funds® Developing World Growth and Income Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Developing World Growth and Income Fund — Class 529-F-3
Account Value	$ 10,776	10,484	9,875	9,503	9,289	9,374	11,906	12,797		10,000
American Funds® Developing World Growth and Income Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Developing World Growth and Income Fund — Class R-1
Account Value	$ 10,799		9,996		9,505		12,304		11,664		10,461	9,393	10,420			8,467	8,085		10,000
American Funds® Developing World Growth and Income Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Developing World Growth and Income Fund — Class R-2
Account Value	$ 10,778		9,971		9,488		12,281		11,647		10,439	9,368	10,392			8,441	8,067		10,000
American Funds® Developing World Growth and Income Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Developing World Growth and Income Fund — Class R-2E
Account Value	$ 11,192		10,328		9,789		12,638		11,952		10,685	9,564	10,574			8,576	8,152		10,000
American Funds® Developing World Growth and Income Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Developing World Growth and Income Fund — Class R-3
Account Value	$ 11,299		10,410		9,857		12,699		11,999		10,699	9,562	10,569			8,538	8,123		10,000
American Funds® Developing World Growth and Income Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Developing World Growth and Income Fund — Class R-4
Account Value	$ 11,642		10,695		10,088		12,972		12,212		10,862	9,682	10,657			8,596	8,143		10,000
American Funds® Developing World Growth and Income Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Developing World Growth and Income Fund — Class R-5E
Account Value	$ 14,135		12,960		12,200		15,660		14,713		13,056	11,614	12,764			10,258		$ 10,000
American Funds® Developing World Growth and Income Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Developing World Growth and Income Fund — Class R-5
Account Value	$ 12,005		10,988		10,345		13,255		12,434		11,034	9,807	10,760			8,648	8,168		10,000
American Funds® Developing World Growth and Income Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Developing World Growth and Income Fund — Class R-6
Account Value	$ 12,067		11,040		10,388		13,293		12,474		11,063	9,817	10,777			8,656	8,172		10,000
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 13,653	$ 10,373	$ 12,205	$ 9,230	$ 11,712	$ 10,085	$ 14,185	$ 12,580	$ 13,812	$ 10,000	$ 11,663	$ 10,872	$ 11,959	$ 10,000	$ 10,000	$ 9,004	$ 8,301	$ 10,000	$ 10,000